As filed with the Securities and Exchange Commission on April 21, 2026

Securities Act Registration No. 333-277580

Investment Company Act Reg. No. 811-23944

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 6	[X]
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 8	[X]

(Check appropriate box or boxes.)

New Age Alpha Variable Funds Trust

(Exact Name of Registrant as Specified in Charter)

555 Theodore Fremd Avenue

Suite A-101

Rye, New York 10580

(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code: (212) 922-2699

Cogency Global Inc.

850 New Burton Road Suite 201

Dover, Delaware 19904

 (Name and Address of Agent for Service)

Copy to:

Bo J. Howell	Michael Semack
FinTech Law, LLC	New Age Alpha LLC
6224 Turpin Hills Dr.	555 Theodore Fremd Ave., Suite A-101
Cincinnati, OH 45244	Rye, NY 10580

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

It is proposed that this filing will become effective (check appropriate box)

| |	immediately upon filing pursuant to paragraph (b)
|X|	On April 30, 2026 pursuant to paragraph (b)
| |	60 days after filing pursuant to paragraph (a)(1)
|_|	on (date) pursuant to paragraph (a)(1)
| |	75 days after filing pursuant to paragraph (a)(2)
|_|	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

|X|	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The sole purpose of this filing is to designate a new effective date for the Post-Effective Amendment No. 4 to the Registration Statement on Form N-1A of the New Age Alpha Variable Funds Trust (the “Trust”) filed with the Commission on January 29, 2026 (Accession Number 0001580642-26-000560) (the “Registration Statement”) for the sole purpose of adding a new share class, designated Class L, to the NAA Large Core Series, NAA Large Growth Series, and NAA World Equity Income Series, each an existing series of the Trust. The prospectus, statement of additional information, and Part C included in the Registration Statement are incorporated herein by reference. The Registrant may file additional subsequent delaying amendments designating a new effective date.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 6 to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Rye, and State of New York, on April 21, 2026.

New Age Alpha Variable Funds Trust

By:	/s/ Keith D. Kemp
Keith D. Kemp, President and Principal Executive Officer

Pursuant to the requirements of the Securities Act, this Pre-Effective Amendment to the Registration Statement has been signed below by the following person in the capacities and on the date indicated.

*		April 21, 2026
Richard C. Butt, Trustee		Date

*		April 21, 2026
Colin W. Devine, Trustee		Date

*		April 21, 2026
Jeremy O. May, Trustee		Date
/s/ Armen Arus		April 21, 2026
Armen Arus, Trustee		Date

/s/ Keith D. Kemp		April 21, 2026
Keith D. Kemp, President, Principal Executive Officer, and Principal Accounting Officer		Date
* By:	/s/ Keith D. Kemp	April 21, 2026
Keith D. Kemp, Attorney-in-Fact		Date

 *Attorney-in-Fact pursuant to Powers of Attorney.